Document and Entity Information	Jul. 07, 2026
Cover [Abstract]
Entity Registrant Name	Civeo Corp
Amendment Flag	false
Entity Central Index Key	0001590584
Document Type	8-K
Document Period End Date	Jul. 07, 2026
Entity Incorporation State Country Code	A1
Entity File Number	1-36246
Entity Tax Identification Number	98-1253716
Entity Address, Address Line One	Three Allen Center
Entity Address, Address Line Two	333 Clay Street
Entity Address, Address Line Three	Suite 4400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	510-2400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	CVEO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false